Restructuring Charges	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Restructuring Charges

Note 8 – Restructuring Charges

There was no restructuring activity during the first nine months of fiscal 2013 and no liability as of September 29, 2013.

During the fiscal first quarter of 2012, in an effort to align the Company’s operating expenses to its projected revenue forecast, the Board of Directors approved, and management initiated, a corporate restructuring plan that included a reduction in force of approximately 15%. A summary of the restructuring activity that occurred in the first nine months of fiscal 2012 follows (in thousands):

	Severance and Benefits	Software Tools	Total
Balance as of January 1, 2012	$—	$218	$218
Restructuring charges	1,092	—	1,092
Adjustment to provision	(30)	—	(30)
Cash payments	(1,062)	(218)	(1,280)

Balance as of September 30, 2012	$—	$—	$—

Note 10—Restructuring Charges

In an effort to align the Company’s operating expenses to its projected revenue forecast, on January 30, 2012 the Board of Directors approved and management initiated a corporate restructuring plan that included a reduction in force of approximately 15%. Employees were notified on February 1 and 2, 2012 of their planned terminations.

During the first quarter of 2010, the Company implemented a plan to restructure its work force and reduce its cost structure after its acquisition of the BBA product line. Subsequently, during the third quarter of 2010, the Company implemented a restructuring plan in order to better align its operating expenses with its revised revenue forecast and to reallocate sufficient engineering resources to the continued development of its broadband technology and products. In addition, the Company closed three overseas offices. Total restructuring costs for 2010 amounted to $5.8 million of which $4.7 million related to severance costs, $0.4 million to facilities and $0.7 million to software tools.

As of December 30, 2012, the Company has completed its restructuring activities.

A summary of the Company’s restructuring activities is as follows (in thousands):

	Severance and Benefits	Excess Facilities	Software Tools	Total
Balance as of January 3, 2010	$298	$—	$—	$298
Restructuring charges	4,652	449	693	5,794
Cash payments	(4,386)	(95)	(256)	(4,737)
Other non-cash adjustments *	(111)	(203)	—	(314)

Balance as of January 2, 2011	453	151	437	1,041
Restructuring charges	47	—	—	47
Cash payments	(486)	(9)	(219)	(714)
Other non-cash adjustments *	(14)	(142)	—	(156)

Balance as of January 1, 2012	—	—	218	218
Restructuring charges	1,092	—	—	1,092
Adjustments to provision	(30)	—	—	(30)
Cash payments	(1,062)	—	(218)	(1,280)

Balance as of December 30, 2012	$—	$—	$—	$—

*	Non-cash adjustments relate to stock-based compensation expense and fixed asset dispositions.